Warrants and Warrant Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants And Warrant Derivative Liability
Warrants and Warrant Derivative Liability

NOTE 7 – WARRANTS AND WARRANT DERIVATIVE LIABILITY

On December 31, 2012 the Company issued 30,000 units at $1.00 per unit resulting in total cash proceeds of $30,000. Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant.

The Class A warrants are exercisable into one share of the Company’s common stock at $5.00 per share, expire on December 31, 2015, and are callable by the Company any time after December 31, 2014 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

The Class B warrants are exercisable into one share of the Company’s common stock at $9.375 per share, expire on December 31, 2017, and are callable by the Company any time after December 31, 2015 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

For both the Class A and Class B warrants, the exercise price and/or the number of shares of common stock to be issued upon exercise is subject to adjustment in certain cases. Such adjustments would be triggered in instances where the Company does any of the following: a) pays a stock dividend, splits or reverse-splits its common stock; b) issues common stock, convertible securities, or debentures to obtain shares at a price less than the warrant exercise price; or c) distributes to shareholders evidences of its indebtedness or securities or assets.

The Company has analyzed this price adjustment provision under ASC 815 “Derivative and Hedging” and determined that these instruments should be classified as liabilities and recorded at fair value do to there being no explicit limit to the number of shares to be delivered upon settlement of the warrants. The Company has estimated the fair value of the derivative using the Black-Scholes option-pricing model at March 31, 2013. Assumptions included (1) 0.38-.80% risk-free interest rate, (2) expected term is the remaining term of the warrant, (3) expected volatility of 181.34-185.16%, (4) zero expected dividends, (5) exercise prices as set within the agreements, (6) common stock price of the underlying share on the valuation date, and (7) number of shares to be issued if the instrument is converted. At March 31, 2013 the embedded derivative liability was valued at $49,079 and a gain of $25,161 was recorded.

NOTE 10 – WARRANTS AND WARRANT DERIVATIVE LIABILITY

On December 31, 2012 the Company issued 30,000 units at $1.00 per unit resulting in total cash proceeds of $30,000. Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant.

The Class A warrants are exercisable into one share of the Company’s common stock at $5.00 per share, expire on December 31, 2015, and are callable by the Company any time after December 31, 2014 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

The Class B warrants are exercisable into one share of the Company’s common stock at $9.375 per share, expire on December 31, 2017, and are callable by the Company any time after December 31, 2015 upon 30 days written notice by the Company. If the holders do not exercise the warrants within 30 days of receiving notice from the Company, the warrants terminate 30 days from the date of notice.

For both the Class A and Class B warrants, the exercise price and/or the number of shares of common stock to be issued upon exercise is subject to adjustment in certain cases. Such adjustments would be triggered in instances where the Company does any of the following: a) pays a stock dividend, splits or reverse-splits its common stock; b) issues common stock, convertible securities, or debentures to obtain shares at a price less than the warrant exercise price; or c) distributes to shareholders evidences of its indebtedness or securities or assets.

The Company has analyzed this price adjustment provision under ASC 815 “Derivative and Hedging” and determined that these instruments should be classified as liabilities and recorded at fair value do to there being no explicit limit to the number of shares to be delivered upon settlement of the warrants. The Company has estimated the fair value of the derivative using the Black-Scholes option-pricing model. Assumptions included (1) 0.72-1.18% risk-free interest rate, (2) expected term is the term of the warrant, (3) expected volatility of 304-389%, (4) zero expected dividends, (5) exercise prices as set for thin the agreements, (6) common stock price of the underlying share on the valuation date, and (7) number of shares to be issued if the instrument is converted. At December 31, 2012 the embedded derivative liability was valued at $74,240.

Changes in stock purchase warrants during the periods ended December 31, 2011 and December 31, 2012 are as follows:

		Weighted Average	Aggregate		Weighted Average
	Number of	Exercise	Intrinsic		Remaining
	Warrants	Price	Value	Exercisable	Life
Outstanding, December 31, 2011	-	$-	$-	-	$-
Exercisable, December 31, 2011	-	-			-
Granted	60,000	$4.00	$	60,000	5 years
Exercised	-	-			-
Cancelled	-	-			-
Outstanding, December 31, 2012	60,000	$4.00	$-	60,000	5 years
Exercisable, December 31, 2012	60,000	$4.00	$-	60,000	5 years